Loans Receivable - Reconciliation of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Beginning balance	$ 596,963	$ 61,319
Provision for credit losses	1,134,518	614,684
Loans charged off	(746,106)	(79,040)
Ending balance	$ 985,375	$ 596,963
Individually
Collectively	$ 985,375	$ 596,963